Nov-19-03 04:43pm From- T-706 P.002/002 F-017

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028383

Cert NYS

1 - 9273

NYSE

NOV 19 2003

November 19, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
NOV 25 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PILGRIM'S PRIDE CORPORATION, Common Stock, par value $.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A/A-3 received on November 19, 2003. Tentative listing date – November 24, 2003.

Sincerely,